Trade Payables and Accrued Expenses (Schedule of Composition of Trade Payables and Accrued Expenses) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	₪ 345	₪ 288
Accrued expenses	342	408
Trade Payables and Accrued Expenses	₪ 687	₪ 696